Business combinations and alliances	12 Months Ended
Dec. 31, 2010
Business combinations and alliances
Business combinations and alliances

23.  Business combinations and alliances

Electro-Motive Diesel, Inc.

In August 2010, we acquired 100 percent of the equity in privately held Electro-Motive Diesel, Inc. (EMD) for approximately $901 million, consisting of $928 million paid at closing less a final net working capital adjustment of $27 million received in the fourth quarter of 2010.   Headquartered in LaGrange, Illinois with additional manufacturing facilities in Canada and Mexico, EMD designs, manufactures and sells diesel-electric locomotives for commercial railroad applications and sells its products to customers throughout the world.  EMD has a significant field population in North America and throughout the world supported by an aftermarket business offering customers replacement parts, maintenance solutions, and a range of value-added services.  EMD is also a global provider of diesel engines for marine propulsion, offshore and land-based oil well drilling rigs, and stationary power generation.  The acquisition supports our strategic plan to grow our presence in the global rail industry.  The EMD acquisition will enable us to provide rail and transit customers a range of locomotive, engine and emissions solutions, as well as aftermarket product and parts support and a full line of rail-related services and solutions.

The transaction was financed with available cash.  Tangible assets acquired of $890 million, recorded at their fair values, primarily were receivables of $186 million, inventories of $549 million and property, plant and equipment of $131 million.  Finite-lived intangible assets acquired of $329 million were primarily related to customer relationships and also included intellectual property and trade names.  The finite-lived intangible assets are being amortized on a straight-line basis over a weighted-average amortization period of approximately 15 years.  An additional intangible asset acquired of $18 million, related to in-process research and development, is considered indefinite-lived until the completion or abandonment of the development activities. Liabilities assumed of $518 million, recorded at their fair values, primarily included accounts payable of $124 million and accrued expenses of $161 million. Additionally, net deferred tax liabilities were $104 million.  Goodwill of $286 million, substantially all of which is non-deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and intangible assets acquired.  Factors that contributed to a purchase price resulting in the recognition of goodwill include EMD’s strategic fit into our product and services portfolio, aftermarket support opportunities and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

FCM Rail Ltd.

In May 2010, we acquired 100 percent of the equity in privately held FCM Rail Ltd. (FCM) for approximately $97 million, including the assumption of $59 million in debt.  We paid $32 million at closing and an additional $1 million post-closing adjustment paid in October 2010.  There is also an additional $5 million to be paid by May 2012.  FCM is one of the largest lessors of maintenance-of-way (MOW) equipment in the United States, and is located in Fenton, Michigan.  This acquisition strengthens Progress Rail’s position in the MOW industry by expanding its service offerings.

The transaction was financed with available cash. Tangible assets acquired of $93 million, primarily consisting of property, plant and equipment, were recorded at their fair values.   Finite-lived intangible assets acquired of $10 million related to customer relationships are being amortized on a straight-line basis over 15 years.    Liabilities assumed of $82 million, including $59 million of assumed debt, were recorded at their fair values.  Goodwill of $17 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “Power Systems” segment in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

GE Transportation’s Inspection Products Business

In March 2010, we acquired the Inspection Products business from GE Transportation’s Intelligent Control Systems division for approximately $46 million, which includes $1 million paid for post-closing adjustments.  The acquired business has operations located primarily in the United States, Germany and Italy that design, manufacture and sell hot wheel and hot box detectors, data acquisition systems, draggers and other related inspection products for the global freight and passenger rail industries. The acquisition supports our strategic initiative to expand the scope and product range of our rail signaling business and will provide a foundation for further global expansion of this business.

The transaction was financed with available cash.  Tangible assets acquired of $12 million and liabilities assumed of $9 million were recorded at their fair values.  Finite-lived intangible assets acquired of $28 million related to customer relationships and intellectual property are being amortized on a straight-line basis over a weighted-average amortization period of approximately 13 years.  Goodwill of $15 million, approximately $8 million of which is deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

JCS Company, Ltd.

In March 2010, we acquired 100 percent of the equity in privately held JCS Company Ltd. (JCS) for approximately $34 million, consisting of $32 million paid at closing and an additional $2 million post-closing adjustment paid in June 2010.  Based in Pyongtaek, South Korea, JCS is a leading manufacturer of centrifugally cast metal face seals used in many of the idlers and rollers contained in our undercarriage components. JCS is also a large supplier of seals to external customers in Asia and presents the opportunity to expand our customer base. The purchase of this business provides Caterpillar access to proprietary technology and expertise, which we will be able to replicate across our own seal production processes.

The transaction was financed with available cash.  Tangible assets acquired of $22 million and liabilities assumed of $8 million were recorded at their fair values. Finite-lived intangible assets acquired of $12 million related to intellectual property and customer relationships are being amortized on a straight-line basis over a weighted-average amortization period of approximately 9 years. Goodwill of $8 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “All Other” category in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

NC2 Joint Venture

In September 2009, we entered into a joint venture with Navistar International Corporation (Navistar), resulting in a new company, NC2 Global LLC (NC2).  NC2 will develop, manufacture, market, distribute and provide product support for heavy and medium duty trucks outside of North America, the Indian subcontinent, Myanmar (Burma) and Malaysia.  Initially, NC2 will focus its activities in Australia, Brazil, and South Africa.  NC2’s product line will feature both conventional and cab-over truck designs and will be sold under both the Caterpillar and International brands.

Under the joint venture operating agreement, Caterpillar and Navistar each contributed $19 million during 2009 and $80 million during 2010.  Our investment in NC2, accounted for by the equity method, is included in Investments in unconsolidated affiliated companies in Statement 2.

Lovat Inc.

In April 2008, we acquired 100 percent of the equity in privately held Lovat Inc. (Lovat) for approximately $49 million.  Based in Toronto, Canada, Lovat is a leading manufacturer of tunnel boring machines used globally in the construction of subway, railway, road, sewer, water main, mine access and high voltage cable and telecommunications tunnels.  Expansion into the tunnel boring business is a strong fit with our strategic direction and the customers we serve around the world.

The transaction was financed with available cash and commercial paper borrowings.  Net tangible assets acquired and liabilities assumed of $10 million were recorded at their fair values.  Finite-lived intangible assets acquired of $17 million related to customer relationships, intellectual property and trade names are being amortized on a straight-line basis over a weighted-average amortization period of approximately 6 years.  Goodwill of $22 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “Resource Industries” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Gremada Industries Inc.

In July 2008, we acquired certain assets and assumed certain liabilities of Gremada Industries, Inc. (Gremada), a supplier to our remanufacturing business.  The cost of the acquisition was $62 million, consisting of $60 million paid at closing and an additional $2 million post-closing adjustment paid in August 2008.  Gremada is a remanufacturer of transmissions, torque converters, final drives and related components.  This acquisition increases our product and service offerings for our existing customers, while providing a platform for further growth opportunities.

This transaction was financed with available cash and commercial paper borrowings.  Net tangible assets acquired and liabilities assumed of $21 million were recorded at their fair values.  Goodwill of $41 million, deductible for income tax purposes, represents the excess of cost over the fair value of net tangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “All Other” category in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Shin Caterpillar Mitsubishi Ltd. (SCM)

On August 1, 2008, SCM completed the first phase of a share redemption plan whereby SCM redeemed half of MHI’s shares in SCM for $464 million.  This resulted in Caterpillar owning 67 percent of the outstanding shares of SCM and MHI owning the remaining 33 percent.  As part of the share redemption, SCM was renamed Caterpillar Japan Ltd. (Cat Japan).  Both Cat Japan and MHI have options, exercisable beginning August 1, 2013, to require the redemption of the remaining shares owned by MHI, which if exercised, would make Caterpillar the sole owner of Cat Japan.  The share redemption plan is part of our comprehensive business strategy for expansion in the emerging markets of Asia and the Commonwealth of Independent States and will allow Cat Japan’s manufacturing, design and process expertise to be fully leveraged across the global Caterpillar enterprise.

The change in Caterpillar’s ownership interest from 50 percent to 67 percent was accounted for as a business combination.  The $464 million redemption price was assigned to 17 percent of Cat Japan’s assets and liabilities based upon their respective fair values as of the transaction date.  The revaluation resulted in an increase in property, plant and equipment of $78 million and an increase in inventory of $8 million over the book value of these assets.  Finite-lived intangible assets of $54 million were recognized and related primarily to customer relationships, intellectual property and trade names. These intangibles are being amortized on a straight-line basis over a weighted-average amortization period of approximately 9 years.  Deferred tax liabilities of $57 million were also recognized as part of the business combination. Goodwill of $206 million, non-deductible for income tax purposes, represents the excess of the redemption price over the 17 percent of Cat Japan’s net tangible and finite-lived intangible assets that were reported at their fair values.

Because Cat Japan is accounted for on a lag, we consolidated Cat Japan’s August 1, 2008 financial position on September 30, 2008.  We began consolidating Cat Japan’s results of operations in the fourth quarter of 2008. Including the amounts assigned as part of the business combination, the initial consolidation of Cat Japan’s financial position resulted in a net increase in assets of $2,396 million (primarily property, plant and equipment of $1,279 million, inventory of $640 million, receivables of $612 million, and goodwill and intangibles of $260 million partially offset by a $528 million reduction in investment in unconsolidated affiliates) and a net increase in liabilities of $2,045 million (including $1,388 million in debt).  Cat Japan’s functional currency is the Japanese yen.

The remaining 33 percent of Cat Japan owned by MHI has been reported as redeemable noncontrolling interest and classified as mezzanine equity (temporary equity) in Statement 2. On September 30, 2008, the redeemable noncontrolling interest was reported at its estimated future redemption value of $464 million with the difference between the $351 million book value of the 33 percent interest and the redemption value reported as a $113 million reduction of Profit employed in the business.  See Note 24 for information on the subsequent reporting of the redeemable noncontrolling interest.

Cat Japan is included in the “Construction Industries” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.